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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007

Check here if Amendment [_]; Amendment Number: ____________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

        Name:    Marketus Associates, L.L.C.
        Address. 600 Fifth Avenue (25th Floor)
                 New York, NY 10020

Form 13F File Number: 28-12065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:  Edmund A. Hajim, Managing Member, MLH
                Capital, L.L.C.
         Title: Managing Member of Marketus
                Associates, L.L.C.
         Phone: (212)218-8282

Signature, Place, and Date of Signing:

         /s/ Edmund A. Hajim     New York, NY            11/9/07
         -------------------  -------------------  -------------------
             [Signature]         [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                          Form 13F File Number   Name
                          --------------------   ----
                          28-                    None
                          [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

                 Number of Other Included Managers:              -0-
                 Form 13F Information Table Entry Total:          33
                 Form 13F Information Table Value Total:    $102,206
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                   No.      Form 13F File Number         Name
                   ---      --------------------         ----

                   ________ 28-_________________________ None

[Repeat as necessary.]

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MARKETUS ASSOCIATES, L.L.C.
File Number: 028 - 12065

                                                                                                       Column 8
                                                                                                  -------------------
Column 1                             Column 2      Column 3   Column 4   Column 5       Column 6   Voting Authority
--------                          -------------- ------------ -------- --------------- ---------- -------------------
                                                               Value    Shares/Prn     Investment
Name of Issuer                    Title of Class    Cusip     (x$1000) Amount/Put-Call Discretion  Sole   Shared None
--------------                    -------------- ------------ -------- --------------- ---------- ------- ------ ----
TRANSOCEAN INC................... ORD            G90078109      2,826   25,000   SH       SOLE     25,000   --    --
AU OPTRONICS CORP................ SPONSORED ADR  0022559A7         71      250   CALL     SOLE        250   --    --
AU OPTRONICS CORP................ SPONSORED ADR  0W022W9A3         82      250   CALL     SOLE        250   --    --
AU OPTRONICS CORP................ SPONSORED ADR  0W022W9J4        128      500   CALL     SOLE        500   --    --
AU OPTRONICS CORP................ SPONSORED ADR  002255107      7,614  450,000   SH       SOLE    450,000   --    --
ALTRIA GROUP INC................. COM            02209S103      5,006   72,000   SH       SOLE     72,000   --    --
AMERICAN STD COS INC DEL......... COM            029712106      4,274  120,000   SH       SOLE    120,000   --    --
BJ SVCS CO....................... COM            055482103         35      400   CALL     SOLE        400   --    --
CATERPILLAR INC DEL.............. COM            149123101      3,137   40,000   SH       SOLE     40,000   --    --
CLAYMORE EXCHANGE TRADED FD...... BNY BRI&C PTF  18383M100      1,455   30,000   SH       SOLE     30,000   --    --
CONOCOPHILLIPS................... COM            20825C104      5,530   63,000   SH       SOLE     63,000   --    --
CORNING INC...................... COM            219350105      8,135  330,000   SH       SOLE    330,000   --    --
CURRENCYSHARES SWISS FRANC T..... SWISS FRANC SH 23129V109      2,581   30,000   SH       SOLE     30,000   --    --
CURRENCYSHS JAPANESE YEN TR...... JAPANESE YEN   23130A102      3,915   45,000   SH       SOLE     45,000   --    --
DEVON ENERGY CORP NEW............ COM            25179M103      4,992   60,000   SH       SOLE     60,000   --    --
EVERGREEN ENERGY INC............. COM            30024B104      1,148  225,000   SH       SOLE    225,000   --    --
EXXON MOBIL CORP................. COM            30231G102      1,111   12,000   SH       SOLE     12,000   --    --
GRACE W R & CO DEL NEW........... COM            38388F108      4,298  160,000   SH       SOLE    160,000   --    --
HERCULES OFFSHORE INC............ COM            427093109      4,439  170,000   SH       SOLE    170,000   --    --
HORIZON LINES INC................ COM            44044K101      1,832   60,000   SH       SOLE     60,000   --    --
INTERACTIVE DATA CORP............ COM            45840J107      1,748   62,000   SH       SOLE     62,000   --    --
INTERVOICE INC NEW............... COM            461142101      3,756  400,000   SH       SOLE    400,000   --    --
JOHNSON & JOHNSON................ COM            478160104      3,548   54,000   SH       SOLE     54,000   --    --
MARKET VECTORS ETF TR............ GOLD MINER ETF 57060U100      4,535  100,000   SH       SOLE    100,000   --    --
MICROSOFT CORP................... COM            594918104      4,419  150,000   SH       SOLE    150,000   --    --
NATIONAL DENTEX CORP............. COM            63563H109      2,272  142,000   SH       SOLE    142,000   --    --
PATTERSON UTI ENERGY INC......... COM            7034819K9058      21      500   CALL     SOLE        500   --    --
PATTERSON UTI ENERGY INC......... COM            7034819K9258      15    1,000   CALL     SOLE      1,000   --    --
RENAISSANCE ACQUISITION CORP..... COM            75966C305      1,385  250,000   SH       SOLE    250,000   --    --
SPDR TR.......................... UNIT SER 1     7K799W9X3238     799    1,700   PUT      SOLE      1,700   --    --
STREETTRACKS GOLD TR............. GOLD SHS       863307104     12,864  175,000   SH       SOLE    175,000   --    --
TOTAL S A........................ SPONSORED ADR  89151E109        729    9,000   SH       SOLE      9,000   --    --
WABCO HLDGS INC.................. COM            92927K102      3,506   75,000   SH       SOLE     75,000   --    --
                                                              102,206